FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Estimates of Accumulated Claims Incurred (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	S/ 14,584,486	S/ 13,740,451
1 year later	1,134,245	672,318
2 years later	496,461	451,971
3 years later	228,226	214,789
4 years later	86,872	100,842
5 years later	35,422	38,857
6 years later	19,272	19,840
7 years later	19,563	10,456
8 years later	14,442	8,963
9 years later	2,033	6,312
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	16,621,022	15,264,799
Liabilities / Gross Obligations accumulated by claims	2,761,562	2,566,425
Discount event	(193,602)	(173,665)
Effect of Risk Adjustment for non-financial risk	21,590	13,478
Gross LIC of the Temporary Regime and Definitive Regime	2,589,549	0
Gross provision for incurred claims	5,179,099	2,406,238
2022/2023 [member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,724,774	2,034,760
1 year later	614,260	334,135
2 years later	191,387	186,582
3 years later	99,775	77,225
4 years later	44,274	41,660
5 years later	15,491	19,976
6 years later	4,663	9,282
7 years later	6,197	2,918
8 years later	9,695	6,941
9 years later	1,648	6,312
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	2,712,164	2,719,791
Liabilities / Gross Obligations accumulated by claims	1,421,449	1,485,336
Discount event	(83,109)	(90,322)
Effect of Risk Adjustment for non-financial risk	21,590	13,478
Gross LIC of the Temporary Regime and Definitive Regime	1,359,929	0
Gross provision for incurred claims	2,719,859	1,408,492
2021/2022 [member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,687,397	1,828,421
1 year later	317,513	203,932
2 years later	197,750	168,287
3 years later	89,213	94,517
4 years later	24,184	44,507
5 years later	7,492	9,036
6 years later	2,405	4,259
7 years later	6,962	5,650
8 years later	4,639	2,022
9 years later	356	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	2,337,911	2,360,631
Liabilities / Gross Obligations accumulated by claims	839,516	675,107
Discount event	(64,783)	(49,865)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	774,733	0
Gross provision for incurred claims	1,549,466	625,242
2020/2021 [member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	2,000,372	1,538,374
1 year later	137,774	88,496
2 years later	71,537	63,339
3 years later	22,757	29,408
4 years later	7,511	6,004
5 years later	2,762	3,340
6 years later	7,395	4,258
7 years later	5,953	1,888
8 years later	66	0
9 years later	29	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	2,256,156	1,735,107
Liabilities / Gross Obligations accumulated by claims	321,842	244,120
Discount event	(27,666)	(19,828)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	294,176	0
Gross provision for incurred claims	588,352	224,292
2019/2020 [member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,538,564	1,433,243
1 year later	38,655	24,014
2 years later	13,276	14,697
3 years later	5,093	4,127
4 years later	2,712	2,408
5 years later	5,379	3,298
6 years later	4,331	2,041
7 years later	358	0
8 years later	42	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,608,410	1,483,828
Liabilities / Gross Obligations accumulated by claims	81,747	77,292
Discount event	(7,361)	(6,629)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	74,386	0
Gross provision for incurred claims	148,772	70,663
2018/2019 [member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,450,470	1,193,707
1 year later	9,523	7,683
2 years later	5,701	4,570
3 years later	2,263	2,842
4 years later	4,684	3,085
5 years later	4,008	3,207
6 years later	438	0
7 years later	93	0
8 years later	0	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,477,180	1,215,094
Liabilities / Gross Obligations accumulated by claims	34,361	27,675
Discount event	(3,597)	(2,051)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	30,764	0
Gross provision for incurred claims	61,528	25,624
2017/2018 [member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,154,065	1,698,250
1 year later	6,872	6,463
2 years later	8,398	8,586
3 years later	4,665	4,092
4 years later	3,148	3,178
5 years later	262	0
6 years later	40	0
7 years later	0	0
8 years later	0	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,177,450	1,720,569
Liabilities / Gross Obligations accumulated by claims	30,289	31,556
Discount event	(2,890)	(2,256)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	27,399	0
Gross provision for incurred claims	54,798	29,300
2016/2017 [member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,628,377	1,073,982
1 year later	1,693	1,752
2 years later	4,265	3,113
3 years later	3,902	2,578
4 years later	278	0
5 years later	28	0
6 years later	0	0
7 years later	0	0
8 years later	0	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,638,543	1,081,425
Liabilities / Gross Obligations accumulated by claims	13,396	10,070
Discount event	(1,687)	(1,101)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	11,709	0
Gross provision for incurred claims	23,418	8,969
2015/2016 [member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,039,516	998,136
1 year later	3,475	2,876
2 years later	3,441	2,797
3 years later	505	0
4 years later	81	0
5 years later	0	0
6 years later	0	0
7 years later	0	0
8 years later	0	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,047,018	1,003,809
Liabilities / Gross Obligations accumulated by claims	8,955	6,723
Discount event	(1,207)	(740)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	7,748	0
Gross provision for incurred claims	15,496	5,983
2014/2015 [member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	963,490	800,436
1 year later	3,453	2,967
2 years later	577	0
3 years later	53	0
4 years later	0	0
5 years later	0	0
6 years later	0	0
7 years later	0	0
8 years later	0	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	967,573	803,403
Liabilities / Gross Obligations accumulated by claims	6,335	6,503
Discount event	(775)	(580)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	5,560	0
Gross provision for incurred claims	11,120	5,923
2013/2014 [member]
Gross estimates of the undiscounted amount of the claims [Abstract]
At the end of the claim year	1,397,461	1,141,142
1 year later	1,027	0
2 years later	129	0
3 years later	0	0
4 years later	0	0
5 years later	0	0
6 years later	0	0
7 years later	0	0
8 years later	0	0
9 years later	0	0
Accumulated gross claims and other directly attributable expenses paid for the year of occurrence	1,398,617	1,141,142
Liabilities / Gross Obligations accumulated by claims	3,672	2,043
Discount event	(527)	(293)
Effect of Risk Adjustment for non-financial risk	0	0
Gross LIC of the Temporary Regime and Definitive Regime	3,145	0
Gross provision for incurred claims	S/ 6,290	S/ 1,750